CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(Loss) income for the year		$ (642,417)	$ 731,258	$ 873,900
Items that may be subsequently reclassified to profit or loss:
Currency translation adjustment		31,172	(27,294)	(96,916)
Change in value of cash flow hedges and instruments at fair value		(9,832)	3,039	(6,701)
Income tax relating to components of other comprehensive income		2,376	(707)	34
- Currency translation adjustment	[1]	(31,977)	(10,781)	1,848
- Changes in the fair value of derivatives held as cash flow hedges and others		792	812	(132)
Total other comprehensive income that will be reclassified to profit or loss, net of tax		(7,469)	(34,931)	(101,867)
Items that will not be reclassified to profit or loss:
Remeasurements of post employment benefit obligations		(4,971)	(9,272)	7,963
Income tax on items that will not be reclassified		770	1,545	(1,932)
Remeasurements of post employment benefit obligations of non-consolidated companies		634	(9,878)	(3,855)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax		(3,567)	(17,605)	2,176
Other comprehensive (loss) for the year, net of tax		(11,036)	(52,536)	(99,691)
Total comprehensive (loss) income for the year		(653,453)	678,722	774,209
Attributable to:
Owners of the parent		(643,435)	690,095	776,713
Non-controlling interests		(10,018)	(11,373)	(2,504)
Total comprehensive (loss) income for the year		$ (653,453)	$ 678,722	$ 774,209

[1]	For 2018 and 2019 Tenaris recognized its share over the effects on the adoption of IAS 29, “Financial Reporting in Hyperinflationary Economies” by Ternium in other comprehensive income as a currency translation adjustment. In 2020 Ternium changed the functional currency of its Argentine subsidiary to U.S. dollar and IAS 29 is no longer applicable.